Schedule of Investments (unaudited)
July 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	$8,006	$7,941,768
Aerospace & Defense — 2.2%
Boeing Co. (The)
2.20%, 02/04/26	29,750	29,357,433
2.25%, 06/15/26(a)	2,460	2,408,594
2.75%, 02/01/26(a)	7,688	7,600,888
3.10%, 05/01/26	3,884	3,837,628
General Dynamics Corp.
1.15%, 06/01/26(a)	3,490	3,399,375
2.13%, 08/15/26	3,270	3,199,614
L3Harris Technologies Inc., 3.85%, 12/15/26(a)	3,185	3,158,753
Lockheed Martin Corp., 3.55%, 01/15/26	5,235	5,207,759
RTX Corp.
2.65%, 11/01/26(a)	3,369	3,296,769
5.00%, 02/27/26	2,875	2,879,877
5.75%, 11/08/26	7,188	7,294,727
		71,641,417
Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26	2,226	2,179,764
4.40%, 02/14/26	6,300	6,284,193
Archer-Daniels-Midland Co., 2.50%, 08/11/26(a)	5,801	5,691,949
BAT Capital Corp., 3.22%, 09/06/26	5,696	5,617,909
BAT International Finance PLC, 1.67%, 03/25/26	8,195	8,036,617
Bunge Ltd. Finance Corp., 3.25%, 08/15/26	3,828	3,779,074
Philip Morris International Inc.
0.88%, 05/01/26	4,420	4,303,432
2.75%, 02/25/26	4,355	4,310,240
4.88%, 02/13/26(a)	9,065	9,071,918
		49,275,096
Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	974	955,231
Delta Air Lines Inc., 7.38%, 01/15/26(a)	4,285	4,322,156
Southwest Airlines Co., 3.00%, 11/15/26(a)	1,706	1,668,669
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(a)	1,387	1,377,300
Series 2014-2, Class A, 3.75%, 03/03/28(a)	1,872	1,846,133
		10,169,489
Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26	6,760	6,606,640
Auto Manufacturers — 4.7%
American Honda Finance Corp.
1.30%, 09/09/26	4,343	4,192,004
2.30%, 09/09/26	2,834	2,766,768
4.40%, 10/05/26	3,000	2,996,489
4.75%, 01/12/26(a)	2,685	2,685,583
4.95%, 01/09/26	4,725	4,731,120
5.25%, 07/07/26	5,370	5,406,574
Ford Motor Co., 4.35%, 12/08/26(a)	8,165	8,108,977
Ford Motor Credit Co. LLC
2.70%, 08/10/26	7,981	7,785,218
4.39%, 01/08/26(a)	6,210	6,190,840
4.54%, 08/01/26	3,935	3,905,571
5.13%, 11/05/26	6,365	6,349,666
6.95%, 03/06/26	6,965	7,015,745
Security	Par (000)	Value
Auto Manufacturers (continued)
6.95%, 06/10/26	$4,765	$4,819,037
General Motors Financial Co. Inc.
1.25%, 01/08/26	7,700	7,584,147
1.50%, 06/10/26	6,598	6,421,723
4.00%, 10/06/26(a)	3,970	3,937,857
5.25%, 03/01/26	6,390	6,398,371
5.40%, 04/06/26(a)	8,800	8,835,608
PACCAR Financial Corp.
1.10%, 05/11/26(a)	1,668	1,625,450
4.45%, 03/30/26	2,540	2,539,234
5.05%, 08/10/26(a)	2,090	2,105,816
5.20%, 11/09/26(a)	2,740	2,773,117
Series R, 4.50%, 11/25/26(a)	2,295	2,303,300
Toyota Motor Corp.
1.34%, 03/25/26	5,337	5,232,213
5.28%, 07/13/26(a)	2,390	2,407,046
Toyota Motor Credit Corp.
0.80%, 01/09/26(a)	3,879	3,815,670
1.13%, 06/18/26(a)	5,044	4,902,871
4.45%, 05/18/26(a)	7,676	7,678,535
4.55%, 08/07/26(a)	3,660	3,667,233
4.80%, 01/05/26(a)	5,030	5,040,213
5.00%, 08/14/26(a)	3,175	3,194,116
5.20%, 05/15/26	3,919	3,943,586
5.40%, 11/20/26	4,765	4,829,217
		156,188,915
Banks — 27.0%
Australia & New Zealand Banking Group Ltd./New York, 5.00%, 03/18/26(a)	7,140	7,164,638
Banco Santander SA, 1.85%, 03/25/26	3,423	3,363,421
Bank of America Corp.
3.50%, 04/19/26(a)	13,577	13,477,768
4.25%, 10/22/26	10,621	10,580,226
4.45%, 03/03/26	11,115	11,102,867
6.22%, 09/15/26(a)	2,185	2,224,715
Bank of America NA, 5.53%, 08/18/26	10,610	10,724,851
Bank of Montreal
1.25%, 09/15/26	7,350	7,097,478
5.27%, 12/11/26(a)	6,195	6,261,017
5.30%, 06/05/26	7,600	7,652,604
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26(a)	3,359	3,297,571
1.05%, 10/15/26(a)	2,641	2,539,107
2.45%, 08/17/26	4,165	4,087,234
2.80%, 05/04/26(a)	4,260	4,208,465
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	5,199	5,095,457
1.30%, 09/15/26(a)	5,068	4,896,082
1.35%, 06/24/26	4,125	4,014,479
2.70%, 08/03/26(a)	7,042	6,923,297
4.75%, 02/02/26	6,645	6,650,195
5.35%, 12/07/26	6,265	6,338,195
Barclays PLC
4.38%, 01/12/26	13,666	13,650,779
5.20%, 05/12/26(a)	11,505	11,534,835
BPCE SA, 3.38%, 12/02/26	3,515	3,473,369
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	4,305	4,185,681
5.62%, 07/17/26(a)	2,685	2,714,279
5.93%, 10/02/26	4,670	4,747,114

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Capital One NA
3.45%, 07/27/26	$5,705	$5,646,390
4.25%, 03/13/26	2,330	2,323,226
Citibank NA
4.93%, 08/06/26	8,120	8,159,007
5.44%, 04/30/26	11,035	11,105,163
5.49%, 12/04/26	10,803	10,945,171
Citigroup Inc.
3.20%, 10/21/26	16,125	15,878,628
3.40%, 05/01/26	10,937	10,849,210
3.70%, 01/12/26	10,009	9,963,232
4.30%, 11/20/26(a)	5,302	5,282,258
4.60%, 03/09/26	8,468	8,459,125
Citizens Bank NA/Providence RI, 3.75%, 02/18/26(a)	2,900	2,885,730
Citizens Financial Group Inc., 2.85%, 07/27/26(a)	2,772	2,725,540
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	7,025	7,053,984
5.32%, 03/13/26(a)	5,085	5,111,786
Cooperatieve Rabobank UA, 3.75%, 07/21/26	7,430	7,367,028
Cooperatieve Rabobank UA/New York, 4.85%, 01/09/26	4,850	4,854,054
Cooperatieve Rabobank UA/NY
4.33%, 08/28/26	2,615	2,614,979
5.50%, 10/05/26	5,300	5,368,316
Deutsche Bank AG, 4.10%, 01/13/26(a)	1,960	1,953,378
Deutsche Bank AG/New York
1.69%, 03/19/26	5,155	5,062,219
4.10%, 01/13/26	2,075	2,065,655
Fifth Third Bank NA, 3.85%, 03/15/26	4,373	4,345,071
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26	15,210	15,014,208
3.75%, 02/25/26	9,906	9,861,009
HSBC Holdings PLC
3.90%, 05/25/26	8,765	8,728,008
4.30%, 03/08/26	9,905	9,884,348
4.38%, 11/23/26(a)	3,000	2,990,252
JPMorgan Chase & Co.
2.95%, 10/01/26	16,137	15,897,395
3.20%, 06/15/26	9,079	8,986,777
3.30%, 04/01/26	13,620	13,511,135
4.13%, 12/15/26(a)	10,733	10,695,730
7.63%, 10/15/26	2,677	2,779,160
JPMorgan Chase Bank NA, 5.11%, 12/08/26	14,770	14,909,446
KeyBank NA, 4.70%, 01/26/26	2,850	2,847,628
KeyBank NA/Cleveland OH, 3.40%, 05/20/26	3,495	3,457,409
Lloyds Banking Group PLC, 4.65%, 03/24/26	8,629	8,615,524
Manufacturers & Traders Trust Co., 4.65%, 01/27/26	7,430	7,427,362
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26(a)	5,600	5,494,367
3.85%, 03/01/26	13,290	13,235,444
Mizuho Financial Group Inc., 2.84%, 09/13/26	5,770	5,668,509
Morgan Stanley
3.13%, 07/27/26	16,307	16,103,821
3.88%, 01/27/26(a)	16,143	16,080,108
4.35%, 09/08/26	12,295	12,262,636
6.25%, 08/09/26(a)	3,903	3,973,534
Morgan Stanley Bank NA
4.75%, 04/21/26	7,950	7,964,320
5.88%, 10/30/26	8,463	8,616,020
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	$7,300	$7,175,601
3.38%, 01/14/26	4,272	4,249,745
4.97%, 01/12/26	6,435	6,447,827
NatWest Group PLC, 4.80%, 04/05/26	8,790	8,796,475
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	4,285	4,146,398
2.60%, 07/23/26(a)	5,616	5,524,637
Royal Bank of Canada
0.88%, 01/20/26(a)	6,435	6,323,773
1.15%, 07/14/26	4,665	4,524,575
1.20%, 04/27/26	9,460	9,230,829
1.40%, 11/02/26	4,835	4,663,878
4.65%, 01/27/26	7,849	7,843,006
4.88%, 01/12/26	5,090	5,096,271
5.20%, 07/20/26	5,710	5,752,941
Santander Holdings USA Inc., 3.24%, 10/05/26(a)	5,480	5,389,929
State Street Bank & Trust Co., 4.59%, 11/25/26	4,850	4,872,138
State Street Corp.
2.65%, 05/19/26	4,536	4,472,829
5.27%, 08/03/26(a)	7,055	7,107,190
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	5,414	5,326,725
1.40%, 09/17/26	10,772	10,406,931
2.63%, 07/14/26	12,235	12,028,858
3.01%, 10/19/26(a)	8,257	8,115,893
3.78%, 03/09/26(a)	7,918	7,880,074
5.46%, 01/13/26	9,585	9,620,838
5.88%, 07/13/26(a)	4,535	4,592,763
Toronto-Dominion Bank (The)
0.75%, 01/06/26(a)	6,348	6,241,997
1.20%, 06/03/26	7,150	6,958,117
1.25%, 09/10/26	7,628	7,364,865
5.10%, 01/09/26	3,503	3,511,424
5.26%, 12/11/26	2,935	2,966,828
5.53%, 07/17/26(a)	9,683	9,781,871
Truist Bank
3.30%, 05/15/26	4,180	4,137,903
3.80%, 10/30/26	4,818	4,771,637
U.S. Bancorp
3.10%, 04/27/26(a)	5,859	5,793,816
Series V, 2.38%, 07/22/26	7,685	7,542,854
UBS AG/London, 1.25%, 06/01/26	5,345	5,206,171
UBS AG/Stamford CT, 1.25%, 08/07/26	8,945	8,667,822
UBS Group AG, 4.55%, 04/17/26	11,041	11,037,672
Wachovia Corp., 7.57%, 08/01/26(b)	1,525	1,566,859
Wells Fargo & Co.
3.00%, 04/22/26	18,786	18,578,654
3.00%, 10/23/26	18,857	18,539,799
4.10%, 06/03/26	13,076	13,019,883
Wells Fargo Bank NA
4.81%, 01/15/26	9,670	9,676,092
5.25%, 12/11/26	12,040	12,179,212
5.45%, 08/07/26	11,779	11,896,205
Westpac Banking Corp.
1.15%, 06/03/26	7,910	7,697,862
2.70%, 08/19/26(a)	5,407	5,317,006
2.85%, 05/13/26(a)	8,141	8,045,366
4.60%, 10/20/26	3,945	3,959,269
5.20%, 04/16/26	4,010	4,030,835
		891,109,167

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 1.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26(a)	$6,670	$6,638,411
Constellation Brands Inc., 3.70%, 12/06/26	3,537	3,499,688
Diageo Capital PLC, 5.38%, 10/05/26	4,370	4,414,465
Keurig Dr Pepper Inc., 2.55%, 09/15/26	2,263	2,216,098
Molson Coors Beverage Co., 3.00%, 07/15/26	10,431	10,276,570
PepsiCo Inc.
2.38%, 10/06/26	5,582	5,464,799
2.85%, 02/24/26	4,076	4,039,230
4.55%, 02/13/26	2,695	2,694,856
5.13%, 11/10/26	4,040	4,081,791
		43,325,908
Biotechnology — 0.9%
Amgen Inc.
2.60%, 08/19/26	7,742	7,596,602
5.51%, 03/02/26	3,885	3,886,776
Gilead Sciences Inc., 3.65%, 03/01/26	15,136	15,060,656
Illumina Inc., 4.65%, 09/09/26	3,020	3,019,445
		29,563,479
Building Materials — 0.2%
Johnson Controls International PLC, 3.90%, 02/14/26(a)	2,567	2,552,775
Owens Corning, 3.40%, 08/15/26	2,387	2,360,281
Trane Technologies Financing Ltd., 3.50%, 03/21/26	2,282	2,266,353
		7,179,409
Chemicals — 0.8%
Ecolab Inc., 2.70%, 11/01/26	4,124	4,042,869
EIDP Inc., 4.50%, 05/15/26	3,780	3,778,691
FMC Corp., 3.20%, 10/01/26(a)	2,717	2,668,560
Linde Inc./CT, 3.20%, 01/30/26(a)	4,116	4,086,090
Nutrien Ltd., 4.00%, 12/15/26	2,201	2,182,921
PPG Industries Inc., 1.20%, 03/15/26	3,840	3,759,412
Sherwin-Williams Co. (The), 3.95%, 01/15/26(a)	1,865	1,858,937
Westlake Corp., 3.60%, 08/15/26	4,183	4,135,541
		26,513,021
Commercial Services — 0.7%
Global Payments Inc.
1.20%, 03/01/26	6,525	6,390,791
4.80%, 04/01/26	4,269	4,267,000
GXO Logistics Inc., 1.65%, 07/15/26	2,463	2,393,539
PayPal Holdings Inc., 2.65%, 10/01/26	7,165	7,028,879
TR Finance LLC, 3.35%, 05/15/26(a)	2,945	2,909,135
		22,989,344
Computers — 4.1%
Apple Inc.
0.70%, 02/08/26	13,943	13,680,585
2.05%, 09/11/26	10,819	10,564,020
2.45%, 08/04/26	12,092	11,881,854
3.25%, 02/23/26	17,434	17,332,245
CGI Inc., 1.45%, 09/14/26	3,149	3,041,960
Dell International LLC/EMC Corp.
4.90%, 10/01/26	9,446	9,476,064
6.02%, 06/15/26	13,832	13,950,941
DXC Technology Co., 1.80%, 09/15/26	3,705	3,585,948
Fortinet Inc., 1.00%, 03/15/26	2,825	2,759,787
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26(a)	1,943	1,902,242
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	4,339	4,256,504
Security	Par (000)	Value
Computers (continued)
4.45%, 09/25/26	$6,665	$6,659,990
HP Inc., 1.45%, 06/17/26(a)	2,715	2,640,814
IBM International Capital Pte Ltd., 4.70%, 02/05/26(a)	3,520	3,524,790
International Business Machines Corp.
3.30%, 05/15/26	15,855	15,712,130
3.45%, 02/19/26	7,645	7,601,301
4.50%, 02/06/26(a)	4,960	4,957,384
Kyndryl Holdings Inc., 2.05%, 10/15/26	3,560	3,447,873
		136,976,432
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.80%, 03/02/26(a)	2,705	2,715,167
Conopco Inc., Series E, 7.25%, 12/15/26	1,334	1,385,189
Kenvue Inc., 5.35%, 03/22/26(a)	3,985	4,003,171
Procter & Gamble Co. (The)
1.00%, 04/23/26(a)	5,332	5,206,475
2.45%, 11/03/26	4,331	4,238,570
2.70%, 02/02/26	3,505	3,474,515
4.10%, 01/26/26(a)	3,291	3,286,255
Unilever Capital Corp., 2.00%, 07/28/26(a)	4,166	4,079,320
		28,388,662
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	6,068	5,986,211
2.45%, 10/29/26(a)	19,984	19,461,117
4.45%, 04/03/26(a)	3,098	3,090,917
Air Lease Corp.
1.88%, 08/15/26	6,655	6,468,148
2.88%, 01/15/26(a)	7,956	7,885,546
3.75%, 06/01/26	4,053	4,020,642
5.30%, 06/25/26	3,420	3,437,062
Aircastle Ltd., 4.25%, 06/15/26(a)	3,825	3,809,479
American Express Co.
1.65%, 11/04/26(a)	6,190	5,983,729
3.13%, 05/20/26(a)	4,786	4,738,570
4.90%, 02/13/26	6,455	6,462,618
Ameriprise Financial Inc., 2.88%, 09/15/26(a)	2,995	2,946,105
Brookfield Finance Inc., 4.25%, 06/02/26(a)	2,993	2,984,399
Capital One Financial Corp.
3.75%, 07/28/26(a)	8,400	8,321,384
4.50%, 01/30/26	3,301	3,298,284
Charles Schwab Corp. (The)
0.90%, 03/11/26(a)	6,559	6,412,233
1.15%, 05/13/26	5,318	5,182,904
3.45%, 02/13/26	1,760	1,749,013
5.88%, 08/24/26	5,329	5,400,247
Invesco Finance PLC, 3.75%, 01/15/26	3,040	3,027,738
Legg Mason Inc., 4.75%, 03/15/26	2,578	2,579,768
Mastercard Inc., 2.95%, 11/21/26	4,465	4,395,681
Nasdaq Inc., 3.85%, 06/30/26	2,817	2,800,969
Nomura Holdings Inc.
1.65%, 07/14/26(a)	6,781	6,591,353
5.71%, 01/09/26(a)	3,400	3,413,260
Synchrony Financial, 3.70%, 08/04/26	2,886	2,856,382
Voya Financial Inc., 3.65%, 06/15/26	2,640	2,620,164
Western Union Co. (The), 1.35%, 03/15/26	2,995	2,930,557
		138,854,480
Electric — 5.5%
AEP Transmission Co. LLC, 3.10%, 12/01/26	2,180	2,144,303

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
AES Corp. (The), 1.38%, 01/15/26	$4,570	$4,496,882
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(b)	6,145	6,177,352
Ameren Corp.
3.65%, 02/15/26(a)	2,191	2,178,351
5.70%, 12/01/26	3,494	3,541,832
Baltimore Gas & Electric Co., 2.40%, 08/15/26(a)	1,941	1,901,959
Black Hills Corp., 3.95%, 01/15/26	1,775	1,765,550
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26	1,876	1,838,910
CenterPoint Energy Inc., 1.45%, 06/01/26	2,670	2,600,642
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	1,671	1,656,401
CMS Energy Corp., 3.00%, 05/15/26(a)	1,361	1,345,294
Commonwealth Edison Co., 2.55%, 06/15/26	2,655	2,615,442
Dominion Energy Inc.
Series A, 1.45%, 04/15/26(a)	3,075	3,007,146
Series D, 2.85%, 08/15/26	2,208	2,168,729
DTE Electric Co., 4.85%, 12/01/26(a)	1,640	1,653,399
DTE Energy Co., 2.85%, 10/01/26	3,371	3,308,296
Duke Energy Carolinas LLC, 2.95%, 12/01/26	3,419	3,360,449
Duke Energy Corp., 2.65%, 09/01/26	8,201	8,037,889
Emera U.S. Finance LP, 3.55%, 06/15/26	4,351	4,303,114
Enel Americas SA, 4.00%, 10/25/26	2,758	2,736,989
Entergy Arkansas LLC, 3.50%, 04/01/26(a)	3,233	3,211,161
Entergy Corp., 2.95%, 09/01/26	3,958	3,886,847
Entergy Louisiana LLC, 2.40%, 10/01/26	2,235	2,182,574
Evergy Kansas Central Inc., 2.55%, 07/01/26	1,219	1,199,618
Eversource Energy
4.75%, 05/15/26	2,545	2,545,052
Series U, 1.40%, 08/15/26(a)	1,755	1,696,151
Exelon Corp., 3.40%, 04/15/26	4,352	4,314,223
FirstEnergy Corp., Series A, 1.60%, 01/15/26	1,540	1,514,706
Florida Power & Light Co., 4.45%, 05/15/26(a)	3,205	3,204,246
Fortis Inc./Canada, 3.06%, 10/04/26	6,289	6,167,874
Georgia Power Co., 3.25%, 04/01/26(a)	1,872	1,856,287
ITC Holdings Corp., 3.25%, 06/30/26	2,115	2,089,279
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26(a)	3,256	3,159,657
4.45%, 03/13/26	3,700	3,698,201
5.60%, 11/13/26(a)	2,090	2,116,989
NextEra Energy Capital Holdings Inc., 4.95%, 01/29/26	5,625	5,631,498
Pacific Gas and Electric Co.
2.95%, 03/01/26(a)	3,271	3,235,856
3.15%, 01/01/26(a)	10,676	10,602,351
PPL Capital Funding Inc., 3.10%, 05/15/26(a)	3,448	3,406,331
Public Service Electric & Gas Co.
0.95%, 03/15/26(a)	2,840	2,777,955
2.25%, 09/15/26	2,598	2,538,145
San Diego Gas & Electric Co., 2.50%, 05/15/26	3,000	2,951,452
Sempra, 5.40%, 08/01/26	3,125	3,145,622
Sierra Pacific Power Co., 2.60%, 05/01/26(a)	2,416	2,379,756
Southern California Edison Co.
4.40%, 09/06/26(a)	1,565	1,560,363
4.90%, 06/01/26(a)	2,355	2,357,189
5.35%, 03/01/26	3,155	3,164,871
Series 2020-C, 1.20%, 02/01/26(a)	1,806	1,773,018
Southern Co. (The), 3.25%, 07/01/26	9,560	9,455,805
Southern Power Co., 0.90%, 01/15/26	2,266	2,226,617
Security	Par (000)	Value
Electric (continued)
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	$1,942	$1,898,250
Series N, 1.65%, 03/15/26(a)	2,845	2,794,197
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26	4,305	4,277,088
Series B, 2.95%, 11/15/26(a)	2,360	2,315,498
WEC Energy Group Inc.
4.75%, 01/09/26	5,685	5,684,593
5.60%, 09/12/26	1,529	1,544,890
Xcel Energy Inc., 3.35%, 12/01/26	2,590	2,545,994
		181,949,133
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26(a)	4,218	4,056,696
Electronics — 1.2%
Amphenol Corp., 4.75%, 03/30/26	2,175	2,177,729
Avnet Inc., 4.63%, 04/15/26	2,838	2,831,974
Flex Ltd., 3.75%, 02/01/26	3,585	3,564,052
Fortive Corp., 3.15%, 06/15/26	5,167	5,098,399
Honeywell International Inc., 2.50%, 11/01/26(a)	8,375	8,187,859
Hubbell Inc., 3.35%, 03/01/26	2,488	2,468,246
Jabil Inc., 1.70%, 04/15/26	2,759	2,702,929
TD SYNNEX Corp., 1.75%, 08/09/26(a)	3,535	3,428,104
Tyco Electronics Group SA
3.70%, 02/15/26(a)	2,225	2,213,201
4.50%, 02/13/26(a)	3,215	3,211,473
Vontier Corp., 1.80%, 04/01/26	2,993	2,932,146
		38,816,112
Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26(a)	2,829	2,793,013
Veralto Corp., 5.50%, 09/18/26	3,995	4,031,847
		6,824,860
Food — 1.4%
Conagra Brands Inc., 5.30%, 10/01/26	2,915	2,934,032
Flowers Foods Inc., 3.50%, 10/01/26	1,745	1,719,850
Hershey Co. (The), 2.30%, 08/15/26(a)	2,921	2,861,117
Ingredion Inc., 3.20%, 10/01/26(a)	2,583	2,541,080
Kellanova, 3.25%, 04/01/26(a)	5,105	5,061,596
Kraft Heinz Foods Co., 3.00%, 06/01/26(a)	10,620	10,483,515
Kroger Co. (The)
2.65%, 10/15/26(a)	4,465	4,367,346
3.50%, 02/01/26(a)	2,695	2,677,574
McCormick & Co. Inc./MD, 0.90%, 02/15/26(a)	2,910	2,850,558
Sysco Corp., 3.30%, 07/15/26(a)	5,791	5,725,509
The Campbell's Co., 5.30%, 03/20/26	2,070	2,076,836
Tyson Foods Inc., 4.00%, 03/01/26	4,018	4,001,285
		47,300,298
Gas — 0.2%
National Fuel Gas Co., 5.50%, 10/01/26	1,445	1,456,329
Southern California Gas Co., Series TT, 2.60%, 06/15/26	2,895	2,848,190
Southern Co. Gas Capital Corp., 3.25%, 06/15/26	1,855	1,836,555
Spire Inc., 5.30%, 03/01/26	1,320	1,323,709
		7,464,783
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc.
3.40%, 03/01/26	3,423	3,396,799
6.27%, 03/06/26	250	250,208
		3,647,007

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.0%
Abbott Laboratories, 3.75%, 11/30/26	$9,900	$9,843,043
Agilent Technologies Inc., 3.05%, 09/22/26(a)	1,789	1,760,058
Baxter International Inc., 2.60%, 08/15/26	3,755	3,680,909
Stryker Corp., 3.50%, 03/15/26(a)	5,655	5,620,178
Thermo Fisher Scientific Inc.
4.95%, 08/10/26	3,575	3,593,320
5.00%, 12/05/26	5,520	5,567,649
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26(a)	3,116	3,092,500
		33,157,657
Health Care - Services — 2.0%
Cigna Group (The)
1.25%, 03/15/26(a)	3,122	3,057,279
4.50%, 02/25/26	5,440	5,431,759
Elevance Health Inc.
1.50%, 03/15/26(a)	4,453	4,367,256
4.50%, 10/30/26	2,210	2,211,340
4.90%, 02/08/26	2,535	2,533,932
HCA Inc.
5.25%, 06/15/26	8,359	8,368,416
5.38%, 09/01/26	5,550	5,574,070
5.88%, 02/15/26(a)	7,620	7,624,112
Laboratory Corp. of America Holdings, 1.55%, 06/01/26(a)	2,980	2,909,398
Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/01/26	1,165	1,141,052
Quest Diagnostics Inc., 3.45%, 06/01/26	2,973	2,947,131
UnitedHealth Group Inc.
1.15%, 05/15/26	5,287	5,148,072
1.25%, 01/15/26	2,882	2,835,662
3.10%, 03/15/26(a)	5,315	5,261,217
4.75%, 07/15/26	2,775	2,783,901
Universal Health Services Inc., 1.65%, 09/01/26	3,895	3,762,915
UPMC, Series 2021, 1.80%, 04/15/26(a)	335	327,249
		66,284,761
Holding Companies - Diversified — 1.8%
Ares Capital Corp.
2.15%, 07/15/26	5,760	5,623,777
3.88%, 01/15/26	6,693	6,660,510
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26(a)	1,595	1,546,759
2.95%, 03/10/26	1,822	1,795,511
Barings BDC Inc., 3.30%, 11/23/26	1,610	1,572,157
Blackstone Private Credit Fund, 2.63%, 12/15/26	6,062	5,862,828
Blackstone Secured Lending Fund
2.75%, 09/16/26(a)	3,970	3,872,914
3.63%, 01/15/26	4,405	4,376,873
Blue Owl Capital Corp.
3.40%, 07/15/26	5,628	5,546,850
4.25%, 01/15/26	2,405	2,397,516
Blue Owl Capital Corp. II, 8.45%, 11/15/26	2,015	2,085,084
Blue Owl Credit Income Corp., 3.13%, 09/23/26	2,040	1,989,941
FS KKR Capital Corp., 3.40%, 01/15/26(a)	4,696	4,659,343
Goldman Sachs BDC Inc., 2.88%, 01/15/26(a)	3,000	2,971,895
Golub Capital BDC Inc., 2.50%, 08/24/26	3,502	3,410,842
Main Street Capital Corp., 3.00%, 07/14/26	3,015	2,959,368
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26(a)	1,706	1,668,594
		59,000,762
Home Builders — 0.2%
DR Horton Inc., 1.30%, 10/15/26	3,577	3,442,235
Security	Par (000)	Value
Home Builders (continued)
Lennar Corp., 5.25%, 06/01/26	$2,206	$2,205,569
		5,647,804
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 2.75%, 02/15/26(a)	1,630	1,615,310
Insurance — 2.0%
Aflac Inc.
1.13%, 03/15/26	2,130	2,086,064
2.88%, 10/15/26	1,747	1,716,571
Allstate Corp. (The), 3.28%, 12/15/26	2,638	2,595,197
Arch Capital Finance LLC, 4.01%, 12/15/26	2,845	2,826,355
Berkshire Hathaway Inc., 3.13%, 03/15/26	12,916	12,820,842
Chubb INA Holdings LLC, 3.35%, 05/03/26	8,530	8,458,566
CNA Financial Corp., 4.50%, 03/01/26	3,208	3,202,907
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26	2,294	2,286,514
Lincoln National Corp., 3.63%, 12/12/26(a)	1,355	1,337,053
Loews Corp., 3.75%, 04/01/26(a)	3,366	3,348,517
Manulife Financial Corp., 4.15%, 03/04/26(a)	5,935	5,916,452
Marsh & McLennan Companies Inc., 3.75%, 03/14/26(a)	3,508	3,491,452
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	1,305	1,361,200
Old Republic International Corp., 3.88%, 08/26/26	3,302	3,275,080
Principal Financial Group Inc., 3.10%, 11/15/26	2,072	2,034,342
Prudential Financial Inc., 1.50%, 03/10/26	3,248	3,189,557
Reinsurance Group of America Inc., 3.95%, 09/15/26	2,275	2,260,042
Trinity Acquisition PLC, 4.40%, 03/15/26(a)	2,989	2,981,840
		65,188,551
Internet — 1.6%
Alphabet Inc., 2.00%, 08/15/26	11,234	10,983,920
Amazon.com Inc., 1.00%, 05/12/26	15,520	15,147,753
Baidu Inc., 1.72%, 04/09/26(a)	3,375	3,309,834
Booking Holdings Inc., 3.60%, 06/01/26(a)	6,450	6,406,116
eBay Inc., 1.40%, 05/10/26	4,298	4,198,346
Expedia Group Inc., 5.00%, 02/15/26(a)	4,225	4,226,274
JD.com Inc., 3.88%, 04/29/26(a)	1,946	1,935,183
Netflix Inc., 4.38%, 11/15/26(a)	6,340	6,357,003
		52,564,429
Iron & Steel — 0.1%
ArcelorMittal SA, 4.55%, 03/11/26(a)	2,300	2,294,856
Steel Dynamics Inc., 5.00%, 12/15/26	2,283	2,284,237
		4,579,093
Lodging — 0.6%
Hyatt Hotels Corp., 4.85%, 03/15/26(a)	2,397	2,396,127
Las Vegas Sands Corp., 3.50%, 08/18/26	5,725	5,634,132
Marriott International Inc./MD
5.45%, 09/15/26	2,715	2,740,814
Series R, 3.13%, 06/15/26	4,291	4,237,039
Sands China Ltd., 3.80%, 01/08/26(a)	4,360	4,341,536
		19,349,648
Machinery — 2.4%
Caterpillar Financial Services Corp.
0.90%, 03/02/26(a)	4,343	4,255,053
1.15%, 09/14/26	2,787	2,693,706
2.40%, 08/09/26(a)	1,675	1,643,380
4.35%, 05/15/26	7,760	7,760,140
4.45%, 10/16/26	3,840	3,850,105
4.80%, 01/06/26	3,895	3,898,176

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.05%, 02/27/26(a)	$4,040	$4,053,305
CNH Industrial Capital LLC
1.45%, 07/15/26	3,345	3,248,357
1.88%, 01/15/26	2,815	2,776,630
John Deere Capital Corp.
0.70%, 01/15/26(a)	4,463	4,390,337
1.05%, 06/17/26(a)	2,592	2,520,065
1.30%, 10/13/26(a)	2,535	2,448,467
2.25%, 09/14/26	2,366	2,312,937
2.65%, 06/10/26(a)	2,199	2,167,989
4.75%, 06/08/26	3,525	3,536,570
4.80%, 01/09/26	6,240	6,248,126
4.95%, 03/06/26(a)	2,200	2,205,785
5.05%, 03/03/26(a)	2,655	2,662,621
5.15%, 09/08/26	3,035	3,063,289
Regal Rexnord Corp., 6.05%, 02/15/26	6,385	6,414,075
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26	4,274	4,213,447
Xylem Inc./New York, 3.25%, 11/01/26(a)	2,855	2,810,702
		79,173,262
Manufacturing — 0.4%
3M Co., 2.25%, 09/19/26(a)	3,626	3,536,413
Illinois Tool Works Inc., 2.65%, 11/15/26	5,864	5,757,243
Teledyne Technologies Inc., 1.60%, 04/01/26(a)	2,273	2,226,273
Textron Inc., 4.00%, 03/15/26	1,910	1,902,558
		13,422,487
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	6,255	6,347,581
Comcast Corp., 3.15%, 03/01/26	12,355	12,254,268
Paramount Global, 4.00%, 01/15/26(a)	975	971,961
TCI Communications Inc., 7.88%, 02/15/26(a)	2,739	2,783,274
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	5,316	5,192,100
3.00%, 02/13/26(a)	4,981	4,938,320
Walt Disney Co. (The)
1.75%, 01/13/26	7,747	7,653,620
3.38%, 11/15/26	1,884	1,863,904
		42,005,028
Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26(a)	5,425	5,434,950
5.25%, 09/08/26(a)	4,565	4,607,864
6.42%, 03/01/26	1,680	1,698,515
		11,741,329
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	5,470	5,325,933
Oil & Gas — 2.7%
BP Capital Markets America Inc.
3.12%, 05/04/26(a)	5,700	5,647,250
3.41%, 02/11/26	5,740	5,707,221
Chevron Corp., 2.95%, 05/16/26	12,808	12,673,323
Diamondback Energy Inc., 3.25%, 12/01/26	4,283	4,213,398
EOG Resources Inc., 4.15%, 01/15/26	4,740	4,729,590
Exxon Mobil Corp.
2.28%, 08/16/26	5,590	5,483,777
3.04%, 03/01/26(a)	13,710	13,600,441
Marathon Petroleum Corp., 5.13%, 12/15/26(a)	3,935	3,960,073
Security	Par (000)	Value
Oil & Gas (continued)
Ovintiv Inc., 5.38%, 01/01/26(a)	$2,865	$2,866,744
Phillips 66, 1.30%, 02/15/26	2,866	2,813,413
Phillips 66 Co., 3.55%, 10/01/26	2,643	2,615,979
Pioneer Natural Resources Co.
1.13%, 01/15/26	1,074	1,057,251
5.10%, 03/29/26	4,890	4,908,778
Shell International Finance BV
2.50%, 09/12/26	5,748	5,640,597
2.88%, 05/10/26	9,894	9,782,003
Valero Energy Corp., 3.40%, 09/15/26(a)	2,090	2,062,952
		87,762,790
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26	3,553	3,439,839
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 3.63%, 04/28/26	3,460	3,430,216
Berry Global Inc., 1.57%, 01/15/26	7,924	7,801,427
Sonoco Products Co., 4.45%, 09/01/26	2,860	2,854,402
		14,086,045
Pharmaceuticals — 4.8%
AbbVie Inc.
2.95%, 11/21/26	21,674	21,294,600
3.20%, 05/14/26	10,963	10,858,335
Astrazeneca Finance LLC, 1.20%, 05/28/26	7,165	6,984,761
AstraZeneca PLC, 0.70%, 04/08/26(a)	6,827	6,654,533
Bristol-Myers Squibb Co.
3.20%, 06/15/26	9,913	9,815,093
4.95%, 02/20/26	5,570	5,581,384
Cardinal Health Inc., 4.70%, 11/15/26	2,730	2,735,486
CVS Health Corp.
2.88%, 06/01/26	9,928	9,787,621
3.00%, 08/15/26	4,309	4,237,540
5.00%, 02/20/26	8,068	8,070,320
Eli Lilly & Co., 5.00%, 02/27/26	2,115	2,115,205
Johnson & Johnson, 2.45%, 03/01/26	10,803	10,674,699
McKesson Corp., 1.30%, 08/15/26	3,210	3,108,613
Merck & Co. Inc., 0.75%, 02/24/26(a)	6,070	5,946,167
Pfizer Inc.
2.75%, 06/03/26	6,721	6,634,128
3.00%, 12/15/26	9,244	9,094,222
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26	16,748	16,757,082
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	8,113	7,998,353
Utah Acquisition Sub Inc., 3.95%, 06/15/26(a)	9,026	8,955,127
		157,303,269
Pipelines — 2.7%
Boardwalk Pipelines LP, 5.95%, 06/01/26	3,249	3,271,181
Enbridge Inc.
1.60%, 10/04/26(a)	2,550	2,463,895
4.25%, 12/01/26(a)	4,083	4,068,248
5.90%, 11/15/26	4,000	4,061,196
Energy Transfer LP
3.90%, 07/15/26(a)	2,988	2,971,211
4.75%, 01/15/26(a)	5,521	5,520,162
6.05%, 12/01/26	5,670	5,769,718
Enterprise Products Operating LLC
3.70%, 02/15/26(a)	4,765	4,741,329
5.05%, 01/10/26	4,200	4,208,154

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Kinder Morgan Inc., 1.75%, 11/15/26	$2,658	$2,566,456
MPLX LP, 1.75%, 03/01/26	7,800	7,667,805
ONEOK Inc.
4.85%, 07/15/26(a)	2,575	2,579,742
5.00%, 03/01/26	3,194	3,194,571
5.55%, 11/01/26	4,165	4,208,681
5.85%, 01/15/26	3,091	3,104,901
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	4,191	4,189,340
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26(a)	2,868	2,884,074
Spectra Energy Partners LP, 3.38%, 10/15/26	2,803	2,762,401
TransCanada PipeLines Ltd., 4.88%, 01/15/26	4,516	4,515,572
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	5,820	5,873,317
Western Midstream Operating LP, 4.65%, 07/01/26	2,645	2,641,415
Williams Companies Inc. (The), 5.40%, 03/02/26	5,820	5,845,812
		89,109,181
Real Estate Investment Trusts — 4.6%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26(a)	1,945	1,933,158
4.30%, 01/15/26	1,625	1,621,259
American Tower Corp.
1.45%, 09/15/26	3,300	3,187,230
1.60%, 04/15/26	3,790	3,707,835
3.38%, 10/15/26	5,562	5,486,726
4.40%, 02/15/26(a)	2,792	2,787,652
AvalonBay Communities Inc.
2.90%, 10/15/26	1,466	1,439,593
2.95%, 05/11/26	2,900	2,865,767
Boston Properties LP
2.75%, 10/01/26	5,699	5,574,471
3.65%, 02/01/26	5,573	5,539,594
Brixmor Operating Partnership LP, 4.13%, 06/15/26	3,595	3,581,933
Camden Property Trust, 5.85%, 11/03/26	2,580	2,619,178
COPT Defense Properties LP, 2.25%, 03/15/26	2,258	2,219,666
Crown Castle Inc.
1.05%, 07/15/26	5,708	5,519,752
3.70%, 06/15/26	4,322	4,286,967
4.45%, 02/15/26	4,603	4,591,367
CubeSmart LP, 3.13%, 09/01/26	1,449	1,424,841
EPR Properties, 4.75%, 12/15/26	1,698	1,692,715
Equinix Inc.
1.45%, 05/15/26	4,129	4,024,507
2.90%, 11/18/26(a)	3,355	3,284,773
ERP Operating LP, 2.85%, 11/01/26	2,808	2,753,997
Essex Portfolio LP, 3.38%, 04/15/26	2,522	2,498,487
Extra Space Storage LP, 3.50%, 07/01/26	3,192	3,163,321
Federal Realty OP LP, 1.25%, 02/15/26	2,476	2,428,948
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26	5,625	5,625,552
Healthcare Realty Holdings LP, 3.50%, 08/01/26	3,252	3,211,157
Healthpeak OP LLC, 3.25%, 07/15/26	3,825	3,780,203
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26	2,410	2,404,921
Kimco Realty OP LLC, 2.80%, 10/01/26	2,795	2,736,894
Kite Realty Group LP, 4.00%, 10/01/26	1,470	1,456,018
Mid-America Apartments LP, 1.10%, 09/15/26(a)	1,820	1,753,296
NNN REIT Inc., 3.60%, 12/15/26(a)	1,615	1,595,658
Omega Healthcare Investors Inc., 5.25%, 01/15/26	3,641	3,638,776
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Prologis LP
3.25%, 06/30/26(a)	$2,133	$2,110,938
3.25%, 10/01/26	2,185	2,155,212
Public Storage Operating Co.
0.88%, 02/15/26	2,758	2,702,762
1.50%, 11/09/26	3,615	3,488,396
Realty Income Corp.
0.75%, 03/15/26(a)	1,741	1,698,293
4.13%, 10/15/26(a)	3,158	3,144,402
4.88%, 06/01/26	3,689	3,694,278
5.05%, 01/13/26(a)	1,250	1,248,817
Simon Property Group LP
3.25%, 11/30/26	4,045	3,982,767
3.30%, 01/15/26(a)	4,562	4,533,561
Tanger Properties LP, 3.13%, 09/01/26	1,764	1,729,552
UDR Inc., 2.95%, 09/01/26(a)	1,645	1,615,914
Ventas Realty LP
3.25%, 10/15/26	2,291	2,254,176
4.13%, 01/15/26	2,558	2,548,881
Welltower OP LLC, 4.25%, 04/01/26	3,996	3,986,171
Weyerhaeuser Co., 4.75%, 05/15/26	4,395	4,399,858
WP Carey Inc., 4.25%, 10/01/26	2,103	2,094,284
		151,824,474
Retail — 2.8%
AutoZone Inc.
3.13%, 04/21/26	2,295	2,268,658
5.05%, 07/15/26	2,802	2,816,308
Home Depot Inc. (The)
2.13%, 09/15/26	5,178	5,057,884
3.00%, 04/01/26(a)	6,362	6,303,847
4.95%, 09/30/26	4,100	4,130,963
5.15%, 06/25/26(a)	8,005	8,062,007
Lowe's Companies Inc.
2.50%, 04/15/26(a)	7,601	7,486,443
4.80%, 04/01/26(a)	5,850	5,851,159
McDonald's Corp., 3.70%, 01/30/26(a)	9,796	9,744,343
O'Reilly Automotive Inc.
3.55%, 03/15/26(a)	2,462	2,445,013
5.75%, 11/20/26	4,500	4,566,974
Ross Stores Inc., 0.88%, 04/15/26	3,287	3,198,943
Starbucks Corp.
2.45%, 06/15/26	2,829	2,781,598
4.75%, 02/15/26	5,680	5,681,711
Target Corp., 2.50%, 04/15/26(a)	6,054	5,972,505
TJX Companies Inc. (The), 2.25%, 09/15/26(a)	6,495	6,355,532
Walmart Inc.
3.05%, 07/08/26(a)	4,730	4,682,300
4.00%, 04/15/26(a)	4,475	4,463,496
		91,869,684
Semiconductors — 1.8%
Advanced Micro Devices Inc., 4.21%, 09/24/26	4,805	4,804,588
Analog Devices Inc., 3.50%, 12/05/26(a)	5,043	4,989,483
Broadcom Inc., 3.46%, 09/15/26	4,451	4,407,574
Intel Corp.
2.60%, 05/19/26	5,631	5,540,586
4.88%, 02/10/26	8,544	8,545,251
Lam Research Corp., 3.75%, 03/15/26	4,880	4,857,123
Marvell Technology Inc., 1.65%, 04/15/26	2,615	2,558,264
NVIDIA Corp., 3.20%, 09/16/26	5,530	5,468,377
NXP BV/NXP Funding LLC, 5.35%, 03/01/26(a)	2,555	2,559,247

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26	$4,419	$4,392,375
Skyworks Solutions Inc., 1.80%, 06/01/26	2,988	2,910,219
Texas Instruments Inc., 1.13%, 09/15/26	2,834	2,739,756
TSMC Arizona Corp., 1.75%, 10/25/26	6,875	6,648,710
		60,421,553
Software — 3.1%
Broadridge Financial Solutions Inc., 3.40%, 06/27/26(a)	2,777	2,749,064
Concentrix Corp., 6.65%, 08/02/26	4,655	4,731,013
Electronic Arts Inc., 4.80%, 03/01/26(a)	1,980	1,978,181
Fidelity National Information Services Inc., 1.15%, 03/01/26(a)	6,811	6,673,014
Fiserv Inc., 3.20%, 07/01/26	10,625	10,496,275
Intuit Inc., 5.25%, 09/15/26	4,425	4,466,141
Microsoft Corp.
2.40%, 08/08/26	21,407	21,022,969
3.40%, 09/15/26	3,862	3,831,791
Oracle Corp.
1.65%, 03/25/26(a)	14,643	14,356,791
2.65%, 07/15/26(a)	16,501	16,207,584
Roper Technologies Inc., 3.80%, 12/15/26	4,165	4,127,435
Take-Two Interactive Software Inc., 5.00%, 03/28/26(a)	3,205	3,211,545
VMware LLC, 1.40%, 08/15/26	8,410	8,146,873
		101,998,676
Telecommunications — 2.1%
AT&T Inc.
1.70%, 03/25/26	16,220	15,924,211
2.95%, 07/15/26	1,671	1,647,730
3.88%, 01/15/26	1,856	1,847,286
Cisco Systems Inc.
2.50%, 09/20/26	7,905	7,757,403
2.95%, 02/28/26	4,006	3,969,010
4.90%, 02/26/26	5,445	5,459,082
Rogers Communications Inc., 2.90%, 11/15/26(a)	2,496	2,439,598
Sprint LLC, 7.63%, 03/01/26	8,555	8,613,596
T-Mobile USA Inc.
1.50%, 02/15/26	5,446	5,354,746
2.25%, 02/15/26	9,680	9,541,220
2.63%, 04/15/26(a)	6,410	6,322,660
Verizon Communications Inc., 1.45%, 03/20/26	240	235,610
		69,112,152
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26	3,894	3,841,099
Transportation — 1.3%
Canadian National Railway Co., 2.75%, 03/01/26(a)	2,749	2,717,117
Security	Par (000)	Value
Transportation (continued)
Canadian Pacific Railway Co., 1.75%, 12/02/26	$5,615	$5,420,295
CSX Corp., 2.60%, 11/01/26	4,136	4,049,111
FedEx Corp., 3.25%, 04/01/26(a)	4,242	4,204,651
JB Hunt Transport Services Inc., 3.88%, 03/01/26	3,981	3,963,005
Norfolk Southern Corp., 2.90%, 06/15/26	3,650	3,600,241
Ryder System Inc.
1.75%, 09/01/26	1,805	1,751,166
2.90%, 12/01/26	1,978	1,932,835
Union Pacific Corp.
2.75%, 03/01/26	3,445	3,409,654
4.75%, 02/21/26(a)	2,985	2,986,242
United Parcel Service Inc., 2.40%, 11/15/26	2,677	2,613,796
Walmart Inc., 1.05%, 09/17/26	6,763	6,536,949
		43,185,062
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26(a)	2,208	2,172,276
Venture Capital — 0.1%
Hercules Capital Inc., 2.63%, 09/16/26	1,906	1,849,212
Total Long-Term Investments — 98.5% (Cost: $3,258,324,172)		3,253,813,482
	Shares
Short-Term Securities
Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(c)(d)(e)	138,588,479	138,643,914
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	27,180,000	27,180,000
Total Short-Term Securities — 5.0% (Cost: $165,790,338)		165,823,914
Total Investments — 103.5% (Cost: $3,424,114,510)		3,419,637,396
Liabilities in Excess of Other Assets — (3.5)%		(114,763,885)
Net Assets — 100.0%		$3,304,873,511

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$118,870,258	$19,814,189 (a)	$—	$(16,205)	$(24,328)	$138,643,914	138,588,479	$269,148 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,210,000	—	(3,030,000)(a)	—	—	27,180,000	27,180,000	664,317	—
				$(16,205)	$(24,328)	$165,823,914		$933,465	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,253,813,482	$—	$3,253,813,482
Short-Term Securities
Money Market Funds	165,823,914	—	—	165,823,914
	$165,823,914	$3,253,813,482	$—	$3,419,637,396

Portfolio Abbreviation
REIT	Real Estate Investment Trust